Director Stock Options Outstanding and Exercisable (Detail) (Non Employee Director Stock Option, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year		Dec. 31, 2010		Dec. 31, 2009
Non Employee Director Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares	36,237	[1]	120,125	[1]	312,545	[1]
Weighted Average Exercise Price	$ 12.51	[1]	$ 10.34	[1]	$ 8.46	[1]
Aggregate Intrinsic Value	$ 0.3
Weighted Average Remaining Contractual Life	0.3
Closing Stock Price	$ 19.51

[1]	The 1998 Directors' Stock Option Plan has expired.